FAIR VALUE MEASUREMENTS - Assets and Liabilities Recorded at Fair Value on a Recurring Basis - Transfers of assets or liabilities (Details) - Recurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurements
Fair value assets, transfers from level 1 to level 2	$ 0	$ 0
Fair value assets, transfers from level 2 to level 1	0	0
Fair value liabilities, transfers from level 1 to level 2	0	0
Fair value liabilities, transfers from level 2 to level 1	0	0
Fair value assets, transfers into level 3	0	0
Fair value assets, transfers out of level 3	0	0
Fair value liabilities, transfers into level 3	0	0
Fair value liabilities, transfers out of level 3	$ 0	$ 0
Minimum
Fair Value Measurements
Specific milestones and performance metrics period (in years)	1 year	1 year
Maximum
Fair Value Measurements
Specific milestones and performance metrics period (in years)	3 years	3 years